Document and Entity Information	Oct. 31, 2021
Risk/Return:
Registrant Name	Delaware Pooled Trust
Registrant CIK	0000875352
SEC Form	497
Period end date	Oct. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false